Tax - Reconciliation (Details) - GBP (£) £ in Millions		9 Months Ended		12 Months Ended
	Apr. 01, 2015	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Geographical segments
UK corporation tax	20.00%		19.00%		19.25%	20.00%	20.25%
Expected tax charge				£ (677)	£ (300)	£ (144)
Losses and temporary differences in year where no deferred tax asset recognised				(2)	(1)	(51)
Foreign profits taxed at other rates				(2)	1	(3)
UK tax rate change impact					(27)	(51)
Non-deductible goodwill impairment						(25)
Losses on disposal and write-downs				(77)	(14)	(1)
UK bank levy						(3)
Regulatory and legal actions				(29)	(119)	(106)
Other disallowable items				(31)	(45)	(45)
Non-taxable items				228	65	39
Taxable foreign exchange movements				3	(6)	4
Losses brought forward and utilised				3	5	1
Banking surcharge				(209)	(163)
Adjustments in respect of prior years				(19)	(62)	12
Tax charge for the year				£ (812)	(683)	£ (373)
Banking surcharge rate				8.00%
Forecast
Geographical segments
UK corporation tax		17.00%
UK
Geographical segments
Reduction in carrying value of deferred tax asset					£ (17)